STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment          [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            Old Mutual Capital, Inc.
Address:         4643 S. Ulster Street, 6th Floor
                 Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        James F. Lummanick
Title:       Chief Compliance Officer
Phone:       720.200.7600


Signature, Place, and Date of Signing:

/s/ James F. Lummanick           Denver, Colorado        May 1, 2007

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File Number                  Name
-----------------------------------   -----------------------------------------
028-05990                             Acadian Asset Management, Inc.
028-04895                             Analytic Investors, Inc.
028-______                            Ashfield Capital Partners, LLC
028-01006                             Barrow, Hanley, Mewhinney & Strauss, Inc.
028-02989                             Clay Finlay Inc.
028-10449                             Columbus Circle Investors
028-11628                             Copper Rock Capital Partners, LLC
028-01666                             Eagle Asset Management, Inc.
028-04321                             Heitman Real Estate Securities LLC
028-01904                             Liberty Ridge Capital, Inc.
028-01874                             Munder Capital Management
028-00969                             Provident Investment Counsel
028-04041                             Thompson, Siegel & Walmsley, Inc.
028-03659                             Thomson Horstmann & Bryant Inc
028-02924                             Turner Investment Partners, Inc.